Leases (Schedule Of Future Minimum Lease Payments For Capital Leases) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Leases Disclosure [Line Items]
2016	¥ 21,900
2017	16,968
2018	11,480
2019	6,579
2020	3,601
Thereafter	8,653
Total minimum lease payments	69,181
Less - Amount representing interest	14,195
Present value of net minimum lease payments	54,986
Less - Current obligation	20,604	¥ 16,929
Long-term capital lease obligations	¥ 34,382	¥ 35,951